Inventory (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory
Raw materials	$ 3,201	$ 2,478	$ 2,118
Work in progress	1,314	1,187	455
Total inventories	$ 4,515	$ 3,665	$ 2,573